Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

USAA Acceptance, LLC (the “Depositor”)

1105 North Market Street, Suite 1300

Wilmington, Delaware 19801

USAA Federal Savings Bank (the “Sponsor”)

10750 McDermott Freeway

San Antonio, Texas 78288

United Services Automobile Association (“USAA”)

9800 Fredericksburg Road

San Antonio, Texas 78288

15 July 2024

Re:	USAA Auto Owner Trust 2024-A (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Depositor, Sponsor, USAA, TD Securities (USA) LLC (the “Initial Purchaser”), Citigroup Global Markets Inc. and SMBC Nikko Securities America, Inc. (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of retail motor vehicle installment loans that are secured by new and used automobiles and light-duty trucks (the “Receivables”) relating to the Issuing Entity’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “Data Tape as of 05.31.24 Pool Selection.xlsx” and the corresponding record layout and decode information, as applicable, containing tabs:

i.

Labeled “Data” (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 May 2024 (the “Preliminary Cut-off Date”) relating to certain retail motor vehicle installment loans that are secured by new and used automobiles and light duty trucks (the “Preliminary Receivables”) that are expected to be representative of the Receivables and

ii.

Labeled “Selection” (the “Sample Receivables Schedule”) that the Sponsor, on behalf of the Depositor, indicated contains certain account numbers relating to 100 Preliminary Receivables (the “Sample Receivables”),

b.	Imaged copies of the following items (collectively, the Source Documents”):

i.

The note, disclosure and security agreement, addendum to note, disclosure and security agreement, correction letter, comprehensive signature form or other related documents (collectively and as applicable, the “Contract”),

ii.

The loan subvention authorization form, consumer loan application, authorization agreement for preauthorized loan payments or other related documents (collectively and as applicable, the “Subvention Program Document”) and

iii.	Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots”),

as applicable, that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable,

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sponsor, on behalf of the Depositor, indicated that the Sample Receivables on the Sample Receivables Schedule were selected by the Initial Purchaser, on behalf of the Depositor. The Sponsor or Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis for how the Initial Purchaser, on behalf of Depositor, determined the number of Sample Receivables or the methodology the Initial Purchaser, on behalf of Depositor, used to select the Sample Receivables.

For the purpose of the procedures described in this report, the 100 Sample Receivables are referred to as Sample Receivable Numbers 1 through 100.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Preliminary Data File, Sample Receivables Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sample Receivables Schedule, Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Receivables or Receivables (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 July 2024

Attachment A

Procedures performed and our associated findings

1.	For each Sample Receivable, as applicable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

b.

Observed that the corresponding Contract contained a signature or typed electronic signature, as applicable, in the borrower signature section of such Contract. We performed no procedures to determine the validity of the signature or typed electronic signature, as applicable, contained in the borrower signature section of the Contract.

c.	Observed that the corresponding Contract contained truth-in-lending disclosure information.

d.	Observed that the System Screen Shots contained a lien status code value of “3,” which the Sponsor, on behalf of the Depositor, indicated is evidence:

(i)	Of a lien status of “lien perfected” and

(ii)	That the Sponsor or USAA was the lien holder.

We performed no procedures to determine the validity of the lien status code in the System Screen Shots.

e.	Observed, as applicable:

(i)	The existence of a Subvention Program Document if the PCD_SUBVENTION1 (“subvention”) value was “CBSS” or “NCPO,” as shown on the Preliminary Data File, or

(ii)	That the System Screen Shots contained an Auto DR value of “Y” if the subvention value was “ACH,” as shown on the Preliminary Data File.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)
Account number	PCD_ACCT_NBR	Contract	i.

Borrower state	PCD_CUST_STATE	Contract or System Screen Shots	ii., iii.

Maturity date	PCD_CURR_MAT_DATE	(a) Contract, (b) System Screen Shots or (c) Contract, System Screen Shots and recalculation	iii., iv.

APR	PCD_APR	Contract or Subvention Program Document	v.

Original loan principal balance	PCD_ORIG_AMT_FIN	Contract

Original loan term	PCD_CURR_ORIG_TERM	(a) Contract, (b) Contract and recalculation or (c) Subvention Program Document	vi.

New/used vehicle collateral status	PCD_NEW_USED	System Screen Shots	vii.

Current credit score	PCD_CREDIT_SCORE_CURR	System Screen Shots	iii.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the borrower state Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 3, 12, 13, 16, 24, 25, 27, 34, 39, 44, 46, 47, 52, 58, 64, 71, 78, 79, 83, 96, 97, 98 and 99), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the borrower state Sample Characteristic for Sample Receivable Numbers 3, 12, 13, 16, 24, 25, 27, 34, 39, 44, 46, 47, 52, 58, 64, 71, 78, 79, 83, 96, 97, 98 and 99, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

iii.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity that occurred after the Preliminary Cut-off Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown in the System Screen Shots that occurred on or prior to the Preliminary Cut-off Date.

iv.

For the purpose of comparing the maturity date Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 1, 2, 3, 4, 7, 8, 10, 14, 20, 23, 25, 30, 31, 32, 47, 51, 54, 56, 61, 62, 63, 76, 78, 80, 85, 86, 90 and 97), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the maturity date Sample Characteristic for Sample Receivable Numbers 1, 2, 3, 4, 8, 10, 14, 20, 23, 25, 30, 31, 32, 47, 51, 54, 56, 61, 62, 80, 85, 86 and 97, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:

a.	Number of payment extensions, as shown in the System Screen Shots, to

b.	Maturity date, as shown in the Contract

(and in accordance with any other applicable note(s)).

For the purpose of comparing the maturity date Sample Characteristic for Sample Receivable Numbers 7, 63, 76, 78 and 90, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

v.

For the purpose of comparing the APR Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 95), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of comparing the APR Sample Characteristic for Sample Receivable Number 95, the Sponsor, on behalf of the Depositor, instructed us to use the Subvention Program Document as the Source Document, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/-0.02% or less.

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the original loan term Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 36, 41, 45, 63, 67, 71, 74, 76, 92 and 95), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original loan term Sample Characteristic for Sample Receivable Numbers 36, 41, 71 and 76, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan term by dividing the:

a.	Original loan term, as shown in the Contract, by

b.	Quotient of 24 divided by 12.

For the purpose of comparing the original loan term Sample Characteristic for Sample Receivable Numbers 45, 63, 67, 74 and 92, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan term by dividing the:

a.	Original loan term, as shown in the Contract, by

b.	Quotient of 26 divided by 12.

For the purpose of comparing the original loan term Sample Characteristic for Sample Receivable Number 95, the Sponsor, on behalf of the Depositor, instructed us to use the Subvention Program Document as the Source Document.

vii.

For the purpose of comparing the new/used vehicle collateral status Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the new/used vehicle collateral status value, as shown on the Preliminary Data File, agreed with the corresponding collateral code value, as shown in the System Screen Shots, in accordance with the decode table shown below:

Preliminary Data File Value	Collateral Code Value
New	210
211
212

Used	230
232
233
234
235
236
237
240

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.